Transaction and Reverse Recapitalization - Summary of Net Tangible Assets Acquired and Reconciles Element of Transaction to Consolidated Statement of Cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Reverse recapitalization issuance costs in excess of gross proceeds	$ 6,566,821
Less: Series A preferred stock issuance costs		$ 9,349,675
Net cash proceeds from Transaction and Maxim Private Placement	3,307,162
OTR Acquisition Corp [Member]
Business Acquisition [Line Items]
Cash	5,643,508
Deferred underwriting fee payable	(3,395,389)
Derivative warrant liabilities	(2,286,379)
Net tangible assets acquired from OTR	(38,260)
Cash proceeds received from Maxim Private Placement	1,000,000
Gross proceeds from Transaction and Maxim Private Placement	961,740
Less: total issuance costs	(7,528,561)
Reverse recapitalization issuance costs in excess of gross proceeds	(6,566,821)
OTR Acquisition Corp [Member] | Cash Flow Adjustment [Member]
Business Acquisition [Line Items]
Add: derivative warrant liabilities assumed	2,286,379
Add: issuance of common stock to settle success fee	3,443,750
Add: issuance of Series A preferred stock to settle stock issuance costs and underwriting fees payable	4,305,389
Less: Series A preferred stock issuance costs	(161,535)
Net cash proceeds from Transaction and Maxim Private Placement	$ 3,307,162